Loan operations	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Loan Operations	Loan operations
Following are the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	2023	2022

Pledged asset loan	24,845,243	20,198,764
Retail	12,366,330	10,932,086
Companies	7,054,507	5,311,675
Credit card	5,424,406	3,955,003

Non-pledged loan	4,036,646	2,061,774
Retail	764,712	309,468
Companies	959,898	546,678
Credit card	2,312,036	1,205,628
Total loans operations	28,881,889	22,260,538
Expected Credit Loss (Note 14)	(329,954)	(49,377)
Total loans operations, net of Expected Loss	28,551,935	22,211,161

By maturity	2023	2022

Overdue by 1 day or more	329,707	—
Due in 3 months or less	6,739,145	2,496,982
Due after 3 months through 12 months	5,056,321	7,211,321
Due after 12 months	16,756,716	12,552,235
Total Loans operations	28,881,889	22,260,538

By concentration	2023	2022

Largest debtor	855,607	814,284
10 largest debtors	2,921,734	2,458,714
20 largest debtors	4,058,250	3,241,494
50 largest debtors	5,579,073	4,484,877
100 largest debtors	6,949,906	5,615,708
XP Inc offers loan products through Banco XP to its customers. The majority of the loan products offered are collateralized by customers’ investments on XP platform and credit products strictly related to investments in structured notes, in which the borrower is able to operate leveraged, retaining the structured note itself as guarantee for the loan.
The reconciliation of gross carrying amount and the expected credit losses in loan operations, segregated by stage according with IFRS 9 is demonstrated in Note 14.